LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 9) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
Period of repayment performance for restructured loan to be removed from the troubled debt restructuring classification	1 year
Period of repayment performance for restructured loan to return to performing status	6 months
Delinquent period for classification to defaulted loans	90 days
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	$ 35,538,275	$ 41,273,013
Recorded Investment	35,751,790	41,484,633
Total Restructured During The Period	6,536,281	9,038,601	15,399,298
Restructured During Preceding Twelve Months and Defaulted During The Period	1,109,007	3,700,857	19,746,031
Amount of additional funds (undisbursed) committed to borrowers who were included in troubled debt restructured status	15,000	175,000
Gross amount of interest that would have been recognized under the original terms of renegotiated loans	2,400,000	3,000,000
Actual amount of interest income recognized under the restructured terms	989,000	1,100,000
Provisions for losses related to restructured loans	(83,000)	2,500,000
Specific reserves related to troubled debt restructurings	797,000	1,300,000
Single-family residential loans [Member]
Troubled Debt Restructurings
Total Restructured During The Period	4,303,445	3,950,779	7,667,713
Restructured During Preceding Twelve Months and Defaulted During The Period	1,109,007	3,611,561	17,826,288
Commercial Loan [Member]
Troubled Debt Restructurings
Total Restructured During The Period	2,232,836	5,086,481	7,689,631
Restructured During Preceding Twelve Months and Defaulted During The Period		89,296	1,607,578
Consumer Loan [Member]
Troubled Debt Restructurings
Total Restructured During The Period		1,341	41,954
Restructured During Preceding Twelve Months and Defaulted During The Period			312,165
Non Performing Loans [Member]
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	16,574,348	17,854,997
Recorded Investment	16,698,717	17,956,105
Troubled Debt Restructurings Current Under Restructured Terms [Member]
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	10,985,340	11,305,093
Recorded Investment	11,068,219	11,371,198
Troubled Debt Restructurings Past Due Under Restructured Terms [Member]
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	5,589,008	6,549,904
Recorded Investment	5,630,498	6,584,907
Troubled Debt Restructurings Returned To Accrual Status [Member]
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	18,963,927	23,418,016
Recorded Investment	$ 19,053,073	$ 23,528,528